Income Taxes	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Income Taxes

7. Income Taxes.

The provision for income taxes for continuing operations for fiscal years ended September 30 consists of the following (in thousands):

	2015	2014	2013
Current:
Federal	$2,315	2,081	1,619
State	408	424	553
	2,723	2,505	2,172
Deferred	(588)	(461)	1,163

Total	$2,135	2,044	3,335

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	2015	2014	2013
Amount computed at statutory
Federal rate	$1,862	1,804	2,907
State income taxes (net of Federal
income tax benefit)	257	233	381
Other, net	16	7	47
Provision for income taxes	$2,135	2,044	3,335

In this reconciliation, the category “Other, net” consists of changes in unrecognized tax benefits, permanent tax differences related to non-deductible expenses, special tax rates and tax credits, interest and penalties, and adjustments to prior year estimates.

The types of temporary differences and their related tax effects that give rise to deferred tax assets and deferred tax liabilities at September 30, are presented below (in thousands):

	2015	2014
Deferred tax liabilities:
Property and equipment	$10,684	10,376
Prepaid expenses	—	1,133
Gross deferred tax liabilities	10,684	11,509
Deferred tax assets:
Insurance liabilities	656	819
Employee benefits and other	1,694	1,766
Gross deferred tax assets	2,350	2,585
Net deferred tax liability	$8,334	8,924

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2015	2014
Balance at October 1	$—	—
Reductions due to lapse of statute of limitations	—	—
Balance at September 30	$—	—

Patriot tax returns in the U.S. and various states that include the Company are subject to audit by taxing authorities. As of September 30, 2015, the earliest tax year that remains open for audit in the Unites States is 2009.